Taxes on Income (Items Recorded in Equity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Actuarial gains from defined benefit plan	$ (22)	$ (6)	$ 10
Change in investments at fair value through other comprehensive income	(21)	0	(1)
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(1)	(3)	1
Tax recorded in other comprehensive income	$ (44)	$ (9)	$ 10